UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment                     [_];  Amendment Number: ______

     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kingdom Ridge Capital, L.L.C.
Address:   81 Main Street, Suite 209
           White Plains, NY 10601

Form 13F File Number:      028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Manley
Title:     Chief Financial Officer
Phone:     (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley            White Plains, New York            May 15, 2009
--------------------     -------------------------------    -------------------
     [Signature]                   [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:     $170,012
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
 1.         028-13335                   Kingdom Ridge Capital Master Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                      Kingdom Ridge Capital, LLC


COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6         COL 7         COLUMN 8

                                                        MARKET
                              TITLE OF       CUSIP      VALUE              SH/ PUT/  INVESTMENT        OTHER   VOTING AUTHORITY
NAME OF ISSUER                CLASS          NUMBER     (x1000)  AMOUNT    PRN CALL  DISCRETION        MNGRS  SOLE       SHARED NONE
--------------                -----          ------     -------  ------    --- ----  ----------        -----  ----       ------ ----
ALCATEL-LUCENT                SPONSORED ADR  013904305     930     500,000 SH        Shared - Defined  1        500,000  0      0
APPLIED MICRO CIRCUITS CORP   COM NEW        03822W406  30,802   6,337,900 SH        Shared - Defined  1      6,337,900  0      0
ASML HOLDING N V              NY REG SHS     N07059186   9,718     555,000 SH        Shared - Defined  1        555,000  0      0
CIENA CORP                    COM NEW        171779309  35,399   4,550,000 SH        Shared - Defined  1      4,550,000  0      0
COMMSCOPE INC                 COM            203372107   2,272     200,000 SH        Shared - Defined  1        200,000  0      0
ERICSSON L M TEL CO           ADR B SEK 10   294821608   8,495   1,050,000 SH        Shared - Defined  1      1,050,000  0      0
FINISAR                       COM            31787A101   3,859   8,770,000 SH        Shared - Defined  1      8,770,000  0      0
LAM RESEARCH CORP             COM            512807108   4,554     200,000 SH        Shared - Defined  1        200,000  0      0
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105  11,450   1,250,000 SH        Shared - Defined  1      1,250,000  0      0
MONOLITHIC PWR SYS INC        COM            609839105  16,545   1,067,399 SH        Shared - Defined  1      1,067,399  0      0
MULTI FINELINE ELECTRONIX IN  COM            62541B101   1,221      72,515 SH        Shared - Defined  1         72,515  0      0
PMC-SIERRA INC                COM            69344F106     773     121,400 SH        Shared - Defined  1        121,400  0      0
SEAGATE TECHNOLOGY CMN        SHS            G7945J104  14,726   2,450,300 SH        Shared - Defined  1      2,450,300  0      0
SKYWORKS SOLUTIONS INC        COM            83088M102   4,359     540,764 SH        Shared - Defined  1        540,764  0      0
TELLABS INC                   COM            879664100   1,832     400,000 SH        Shared - Defined  1        400,000  0      0
TERADYNE INC                  COM            880770102   9,154   2,090,000 SH        Shared - Defined  1      2,090,000  0      0
TRIMBLE NAVIGATION LTD        COM            896239100   3,438     225,000 SH        Shared - Defined  1        225,000  0      0
VERIGY LTD                    SHS            Y93691106   3,300     400,000 SH        Shared - Defined  1        400,000  0      0
XILINX INCORPORATED           COM            983919101   7,185     375,000 SH        Shared - Defined  1        375,000  0      0



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